Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EM ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.6%
Americanas SA(a)	3,910	$21,088
Atacadao SA	5,030	13,716
B3 SA - Brasil, Bolsa, Balcao	45,605	90,125
Banco Bradesco SA	10,450	31,637
Banco do Brasil SA	6,905	39,107
Banco Santander Brasil SA	3,305	19,377
CCR SA	9,515	20,835
Energisa SA	1,525	12,340
Localiza Rent a Car SA	4,500	40,911
Lojas Renner SA	8,185	41,421
Notre Dame Intermedica Participacoes SA	4,210	46,025
Rumo SA(a)	10,275	32,112
Telefonica Brasil SA	3,500	31,309
TIM SA	5,490	13,476
TOTVS SA	4,225	23,816
Via S/A(a)	13,465	13,580
WEG SA	12,285	70,430
XP Inc.(a)	—	5
		561,310
Chile — 0.4%
Banco de Chile	313,200	30,284
Banco de Credito e Inversiones SA	436	14,755
Banco Santander Chile	460,425	20,550
Falabella SA	5,615	17,373
		82,962
China — 29.9%
360 Security Technology Inc., Class A(a)	6,489	12,181
3SBio Inc.(a)(b)	12,500	10,692
AAC Technologies Holdings Inc.	5,000	21,838
Agricultural Bank of China Ltd., Class A	19,500	8,905
Agricultural Bank of China Ltd., Class H	190,000	62,752
A-Living Smart City Services Co. Ltd., Class A(b)	3,750	8,810
Bank of Communications Co. Ltd., Class A	10,000	7,172
Bank of Communications Co. Ltd., Class H	65,000	37,846
Bank of Hangzhou Co. Ltd., Class A	3,000	6,449
Bank of Shanghai Co. Ltd., Class A	5,500	6,170
BeiGene Ltd., ADR(a)	335	116,423
Beijing Enterprises Water Group Ltd.	30,000	11,159
Beijing Shiji Information Technology Co. Ltd., Class A	520	2,318
BYD Co. Ltd., Class A.	1,000	47,941
BYD Co. Ltd., Class H	5,000	196,668
BYD Electronic International Co. Ltd.	5,000	18,562
China Bohai Bank Co. Ltd., Class H(b)	30,000	8,925
China CITIC Bank Corp. Ltd., Class H	65,000	27,898
China Conch Venture Holdings Ltd.	12,500	61,099
China Construction Bank Corp., Class A	2,000	1,805
China Construction Bank Corp., Class H	680,000	443,092
China Education Group Holdings Ltd.	5,000	9,198
China Everbright Bank Co. Ltd., Class A	17,000	8,932
China Everbright Bank Co. Ltd., Class H	25,000	8,571
China Everbright Environment Group Ltd.	40,000	26,457
China Galaxy Securities Co. Ltd., Class A	1,000	1,632
China Galaxy Securities Co. Ltd., Class H	27,500	15,157
China International Capital Corp. Ltd., Class H(b)	12,000	29,030
China Jushi Co. Ltd., Class A	2,171	5,935
China Medical System Holdings Ltd.	10,000	16,378
China Merchants Bank Co. Ltd., Class A	8,500	65,999
China Merchants Bank Co. Ltd., Class H	27,500	213,041
Security	Shares	Value

China (continued)
China Minsheng Banking Corp. Ltd., Class H	55,000	$21,147
China Molybdenum Co. Ltd., Class A	5,500	5,090
China Molybdenum Co. Ltd., Class H	30,000	18,405
China Resources Land Ltd.	20,000	83,226
China Resources Mixc Lifestyle Services Ltd.(b)	4,000	19,736
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,500	5,752
China Vanke Co. Ltd., Class A	5,000	14,308
China Vanke Co. Ltd., Class H	12,000	27,224
China Zheshang Bank Co. Ltd., Class A	6,000	3,229
CIFI Ever Sunshine Services Group Ltd.	10,000	16,825
Contemporary Amperex Technology Co. Ltd., Class A	1,000	106,745
Country Garden Services Holdings Co. Ltd.	10,000	60,627
CSC Financial Co. Ltd., Class A	4,000	17,611
CSPC Pharmaceutical Group Ltd.	70,000	72,573
Dali Foods Group Co. Ltd.(b)	20,000	10,516
Dongfeng Motor Group Co. Ltd., Class H	20,000	18,567
Everbright Securities Co. Ltd., Class A	2,044	4,632
Fuyao Glass Industry Group Co. Ltd., Class H(b)	6,000	33,047
GDS Holdings Ltd., ADR(a)	625	35,025
Geely Automobile Holdings Ltd.	45,000	132,904
Genscript Biotech Corp.(a)	10,000	52,545
Great Wall Motor Co. Ltd., Class A	2,000	18,805
Great Wall Motor Co. Ltd., Class H	20,000	83,611
Greentown Service Group Co. Ltd.	10,000	9,592
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,024	4,723
Haitong Securities Co. Ltd., Class A	3,000	5,571
Haitong Securities Co. Ltd., Class H	20,000	16,792
Hangzhou Robam Appliances Co. Ltd., Class A	1,000	4,932
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	1,000	15,840
HengTen Networks Group Ltd.(a)	40,000	16,927
Hopson Development Holdings Ltd.	5,000	12,099
Huatai Securities Co. Ltd., Class A	7,500	18,637
Huatai Securities Co. Ltd., Class H(b)	17,000	24,358
Hundsun Technologies Inc., Class A	560	5,156
I-Mab, ADR(a)	300	18,138
Industrial & Commercial Bank of China Ltd., Class A	41,500	29,855
Industrial & Commercial Bank of China Ltd., Class H	385,000	203,411
Industrial Bank Co. Ltd., Class A	9,500	26,795
Jinxin Fertility Group Ltd.(a)(b)	12,500	17,370
Jiumaojiu International Holdings Ltd.(b)	5,000	10,374
Kingboard Laminates Holdings Ltd.	7,500	13,150
Kingdee International Software Group Co. Ltd.(a)	20,000	60,027
Kingsoft Cloud Holdings Ltd., ADR(a)	390	6,739
Lee & Man Paper Manufacturing Ltd.	10,000	6,863
Lenovo Group Ltd.	50,000	51,200
Li Auto Inc., ADR(a)	3,925	139,102
Livzon Pharmaceutical Group Inc., Class A	1,000	5,658
Logan Group Co. Ltd.	5,000	4,828
Longfor Group Holdings Ltd.(b)	12,500	59,310
LONGi Green Energy Technology Co. Ltd., Class A	2,500	34,625
Meituan, Class B(a)(b)	29,000	881,434
Microport Scientific Corp.	5,000	20,781
Ming Yang Smart Energy Group Ltd., Class A	500	2,509
Ming Yuan Cloud Group Holdings Ltd.	5,000	14,252
NetEase Inc., ADR	2,935	316,188
NIO Inc., ADR(a)(c)	9,605	375,844
Orient Securities Co. Ltd., Class A	2,500	5,516
Ovctek China Inc., Class A	20	180

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	55,000	$16,081
Pharmaron Beijing Co. Ltd., Class A	500	14,263
Pharmaron Beijing Co. Ltd., Class H(b)	1,000	20,631
Ping An Healthcare and Technology Co. Ltd.(a)(b)	4,000	15,081
Postal Savings Bank of China Co. Ltd., Class A	7,500	5,967
Postal Savings Bank of China Co. Ltd., Class H(b)	55,000	37,259
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,000	25,327
Shanghai Electric Group Co. Ltd., Class A	6,983	5,298
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	5,000	25,835
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	11,000	20,057
Shanghai Pudong Development Bank Co. Ltd., Class A	12,000	16,022
Shengyi Technology Co. Ltd., Class A	1,000	3,701
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	10,857
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,000	56,299
Shenzhou International Group Holdings Ltd.	6,000	112,667
Shimao Services Holdings Ltd.(b)	5,000	6,178
Sinopharm Group Co. Ltd., Class H	12,000	26,068
Sunac Services Holdings Ltd.(a)(b)	5,000	7,905
Sungrow Power Supply Co. Ltd., Class A	500	12,678
Sunny Optical Technology Group Co. Ltd.	5,000	150,604
TCL Technology Group Corp., Class A	6,500	6,260
Tianfeng Securities Co. Ltd., Class A	10,000	6,051
Tongcheng-Elong Holdings Ltd.(a)	8,000	16,475
Transfar Zhilian Co. Ltd., Class A	1,500	2,144
Unisplendour Corp. Ltd., Class A	1,500	6,082
Venus MedTech Hangzhou Inc., Class H(a)(b)	2,500	12,407
Vinda International Holdings Ltd.	5,000	13,529
Wharf Holdings Ltd. (The)	10,000	34,945
Wuchan Zhongda Group Co. Ltd., Class A	3,000	2,856
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	3,696
WuXi AppTec Co. Ltd., Class A	1,060	23,990
WuXi AppTec Co. Ltd., Class H(b)	2,540	56,274
Wuxi Biologics Cayman Inc., New(a)(b)	25,000	337,245
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	7,000	15,342
Xinyi Solar Holdings Ltd.	40,000	73,555
XPeng Inc., ADR(a)(c)	2,755	151,525
Yadea Group Holdings Ltd.(b)	10,000	17,928
Yonyou Network Technology Co. Ltd., Class A	1,500	7,667
Yum China Holdings Inc.	3,030	151,803
Yunnan Baiyao Group Co. Ltd., Class A	600	8,331
Zhongsheng Group Holdings Ltd.	5,000	41,132
		6,397,976
Colombia — 0.2%
Bancolombia SA	1,875	15,192
Grupo de Inversiones Suramericana SA	1,955	12,308
Interconexion Electrica SA ESP	2,770	15,462
		42,962
Czech Republic — 0.1%
Komercni Banka AS	460	17,568
Moneta Money Bank AS(a)(b)	2,445	10,417
		27,985
Egypt — 0.2%
Commercial International Bank Egypt SAE(a)	11,925	38,817
Greece — 0.3%
Alpha Services and Holdings SA(a)	16,275	19,000
Eurobank Ergasias Services and Holdings SA, Class A(a)	18,045	17,859
Security	Shares	Value

Greece (continued)
Hellenic Telecommunications Organization SA	1,680	$29,024
		65,883
Hong Kong — 0.3%
Sino Biopharmaceutical Ltd.	80,000	58,374

Hungary — 0.6%
OTP Bank Nyrt(a)	1,615	89,174
Richter Gedeon Nyrt	1,050	27,945
		117,119
India — 13.2%
Adani Green Energy Ltd.(a)	2,725	46,898
Asian Paints Ltd.	2,685	112,357
Axis Bank Ltd.(a)	16,365	142,517
Bajaj Auto Ltd.	530	22,879
Bajaj Finance Ltd.	1,890	176,049
Bandhan Bank Ltd.(b)	4,705	17,022
Bharti Airtel Ltd.(a)	17,150	166,201
Biocon Ltd.(a)	3,075	14,758
Cholamandalam Investment and Finance Co. Ltd.	2,680	19,614
Colgate-Palmolive India Ltd.	1,045	19,936
Dabur India Ltd.	4,015	31,784
Eicher Motors Ltd.	1,055	33,212
Havells India Ltd.	1,845	33,306
HCL Technologies Ltd.	7,585	114,885
HDFC Life Insurance Co. Ltd.(b)	6,200	56,182
Hero MotoCorp Ltd.	930	30,338
Hindustan Unilever Ltd.	5,830	179,892
ICICI Lombard General Insurance Co. Ltd.(b)	1,465	27,997
Info Edge India Ltd.	551	42,569
Infosys Ltd.	23,845	542,378
Kotak Mahindra Bank Ltd.	3,900	101,860
Mahindra & Mahindra Ltd.	5,930	65,906
Marico Ltd.	3,505	25,120
Mphasis Ltd.	530	20,418
Nestle India Ltd.	235	59,859
Piramal Enterprises Ltd.	775	24,897
SBI Cards & Payment Services Ltd.(a)	1,590	20,056
Shriram Transport Finance Co. Ltd.	1,365	25,575
Siemens Ltd.	470	13,449
State Bank of India	12,505	76,500
Tata Consultancy Services Ltd.	6,490	305,012
Tech Mahindra Ltd.	4,325	88,582
Titan Co. Ltd.	2,430	76,770
Trent Ltd.	1,340	18,096
Wipro Ltd.	9,615	81,040
		2,833,914
Indonesia — 2.7%
Bank Central Asia Tbk PT	380,000	193,089
Bank Mandiri Persero Tbk PT	129,500	63,219
Bank Negara Indonesia Persero Tbk PT	52,500	24,850
Bank Rakyat Indonesia Persero Tbk PT	483,747	137,838
Barito Pacific Tbk PT	196,500	12,622
Kalbe Farma Tbk PT	143,500	16,026
Telkom Indonesia Persero Tbk PT	343,500	95,639
Tower Bersama Infrastructure Tbk PT	49,500	10,449
Unilever Indonesia Tbk PT	63,500	19,896
		573,628
Kuwait — 0.4%
Kuwait Finance House KSCP	31,930	83,553

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia — 2.1%
AMMB Holdings Bhd(a)	14,600	$10,955
Axiata Group Bhd	21,500	19,910
CIMB Group Holdings Bhd	45,500	55,906
DiGi.Com Bhd	22,500	22,278
Fraser & Neave Holdings Bhd	2,000	12,212
HAP Seng Consolidated Bhd	4,500	8,121
IHH Healthcare Bhd	17,000	26,561
Inari Amertron Bhd	19,500	19,400
Kossan Rubber Industries Bhd	300	153
Kuala Lumpur Kepong Bhd	3,000	14,987
Malayan Banking Bhd	30,000	56,831
Maxis Bhd	16,000	17,737
Nestle Malaysia Bhd	500	15,851
PPB Group Bhd	3,500	14,809
Press Metal Aluminium Holdings Bhd	23,000	29,218
Public Bank Bhd	104,500	97,763
RHB Bank Bhd	14,000	17,543
Sime Darby Bhd	16,000	8,320
Telekom Malaysia Bhd	8,000	10,566
		459,121
Mexico — 0.9%
Arca Continental SAB de CV	2,500	15,247
Coca-Cola Femsa SAB de CV	3,500	17,189
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,400	25,648
Grupo Financiero Banorte SAB de CV, Class O	18,000	107,559
Industrias Penoles SAB de CV	1,100	13,486
Kimberly-Clark de Mexico SAB de CV, Class A	11,000	17,273
		196,402
Peru — 0.3%
Credicorp Ltd.	500	59,000

Philippines — 0.6%
Bank of the Philippine Islands	12,000	21,705
BDO Unibank Inc.	14,900	36,613
Globe Telecom Inc.	175	11,399
SM Prime Holdings Inc.	69,500	51,524
		121,241
Poland — 1.4%
Allegro.eu SA(a)(b)	2,845	27,268
Bank Polska Kasa Opieki SA	1,310	37,829
CD Projekt SA	565	25,141
KGHM Polska Miedz SA	1,085	37,261
LPP SA	10	32,577
mBank SA(a)	95	11,218
Orange Polska SA(a)	2,280	4,738
Powszechna Kasa Oszczednosci Bank Polski SA(a)	6,255	66,106
Powszechny Zaklad Ubezpieczen SA	3,980	34,706
Santander Bank Polska SA	245	21,760
		298,604
Qatar — 0.9%
Commercial Bank PSQC (The)	12,625	22,553
Ooredoo QPSC	6,780	12,574
Qatar National Bank QPSC	31,575	166,978
		202,105
Russia — 1.4%
Magnit PJSC, GDR	2,245	34,610
Mail.Ru Group Ltd., GDR(a)	955	16,147
Moscow Exchange MICEX-RTS PJSC	9,900	20,237
Novolipetsk Steel PJSC	11,250	32,764
Security	Shares	Value

Russia (continued)
PhosAgro PJSC, GDR	900	$19,854
Polymetal International PLC	2,470	46,225
Polyus PJSC	230	44,833
TCS Group Holding PLC, GDR	845	82,475
		297,145
Saudi Arabia — 1.3%
Almarai Co. JSC	1,915	24,425
Bank AlBilad(a)	2,375	27,075
Dr Sulaiman Al Habib Medical Services Group Co.	385	16,833
Saudi Basic Industries Corp.	6,290	180,769
Savola Group (The)	2,245	18,588
		267,690
South Africa — 6.3%
Absa Group Ltd.	5,165	43,368
Anglo American Platinum Ltd.	400	42,429
Aspen Pharmacare Holdings Ltd.	2,750	41,135
Bid Corp. Ltd.	2,430	46,595
Bidvest Group Ltd. (The)	2,095	23,815
Capitec Bank Holdings Ltd.	565	64,759
Clicks Group Ltd.	1,900	33,867
Discovery Ltd.(a)	3,005	25,181
FirstRand Ltd.	34,965	122,276
Gold Fields Ltd.	6,110	70,326
Growthpoint Properties Ltd.	20,130	16,896
Impala Platinum Holdings Ltd.	5,925	74,207
Mr. Price Group Ltd.	1,870	23,397
MTN Group Ltd.(a)	11,805	119,079
MultiChoice Group	2,705	20,921
Naspers Ltd., Class N	1,550	239,564
Nedbank Group Ltd.	3,349	34,781
NEPI Rockcastle PLC	3,060	18,980
Old Mutual Ltd.	32,905	25,136
Remgro Ltd.	3,515	27,740
Sanlam Ltd.	13,485	46,971
Shoprite Holdings Ltd.	3,340	41,403
SPAR Group Ltd. (The)	1,315	13,444
Standard Bank Group Ltd.	9,255	75,175
Vodacom Group Ltd.	4,410	37,018
Woolworths Holdings Ltd.	7,120	23,013
		1,351,476
South Korea — 7.5%
Amorepacific Corp.	235	31,047
AMOREPACIFIC Group	300	10,414
BGF retail Co. Ltd.	70	8,603
Celltrion Healthcare Co. Ltd.(a)	630	42,958
CJ CheilJedang Corp.	60	17,882
CJ Corp.	100	6,731
Coway Co. Ltd.	395	22,537
DB Insurance Co. Ltd.	325	14,730
GS Engineering & Construction Corp.	465	14,353
Hana Financial Group Inc.	2,090	69,466
Hankook Tire & Technology Co. Ltd.	555	17,995
HYBE Co. Ltd.(a)	105	32,152
Kakao Corp.	2,190	224,059
KB Financial Group Inc.	2,705	120,232
LG Corp.	615	40,699
LG Display Co. Ltd.(a)	1,560	26,092
LG Electronics Inc.	745	72,513
LG Household & Health Care Ltd.	70	62,079

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Innotek Co. Ltd.	95	$24,248
Mirae Asset Securities Co. Ltd.	1,300	9,368
NCSoft Corp.	115	65,655
Netmarble Corp.(b)	145	14,241
Samsung Fire & Marine Insurance Co. Ltd.	200	34,028
Samsung Life Insurance Co. Ltd.	535	26,819
Samsung SDS Co. Ltd.	285	34,248
Samsung Securities Co. Ltd.	285	10,616
Shinhan Financial Group Co. Ltd.	3,070	89,280
SK Biopharmaceuticals Co. Ltd.(a)	195	15,657
SK Hynix Inc.	3,820	365,196
SK Square Co. Ltd.(a)	206	11,792
SK Telecom Co. Ltd.	318	14,561
Woori Financial Group Inc.	3,495	36,992
Yuhan Corp.	400	19,474
		1,606,717
Taiwan — 19.3%
Accton Technology Corp.	5,000	51,934
Acer Inc.	20,000	19,878
ASE Technology Holding Co. Ltd.	25,000	91,131
Asustek Computer Inc.	5,000	63,215
AU Optronics Corp.	60,000	43,223
Catcher Technology Co. Ltd.	5,000	27,768
Cathay Financial Holding Co. Ltd.	55,000	118,161
Chailease Holding Co. Ltd.	10,300	91,124
Chang Hwa Commercial Bank Ltd.	30,000	17,665
China Development Financial Holding Corp.	95,000	55,775
China Life Insurance Co. Ltd.	15,600	17,169
China Steel Corp.	85,000	99,167
Chunghwa Telecom Co. Ltd.	26,000	104,600
Compal Electronics Inc.	30,000	24,911
CTBC Financial Holding Co. Ltd.	130,000	113,805
Delta Electronics Inc.	15,000	137,894
E.Sun Financial Holding Co. Ltd.	85,116	82,263
Evergreen Marine Corp. Taiwan Ltd.	20,000	88,584
Far Eastern New Century Corp.	20,000	20,001
Far EasTone Telecommunications Co. Ltd.	10,000	22,114
First Financial Holding Co. Ltd.	75,450	62,663
Foxconn Technology Co. Ltd.	5,000	11,681
Fubon Financial Holding Co. Ltd.	56,143	147,156
Hiwin Technologies Corp.	5,150	52,678
Hotai Motor Co. Ltd.	1,000	21,795
Hua Nan Financial Holdings Co. Ltd.	61,584	44,667
Innolux Corp.	65,000	40,559
Inventec Corp.	15,000	13,853
Lite-On Technology Corp.	15,000	32,430
MediaTek Inc.	10,000	362,506
Mega Financial Holding Co. Ltd.	75,000	92,164
Micro-Star International Co. Ltd.	5,000	29,258
President Chain Store Corp.	5,000	48,384
Quanta Computer Inc.	20,000	61,618
Shanghai Commercial & Savings Bank Ltd. (The)	25,000	41,587
SinoPac Financial Holdings Co. Ltd.	70,000	38,407
Taishin Financial Holding Co. Ltd.	71,907	48,016
Taiwan Cooperative Financial Holding Co. Ltd.	65,840	56,124
Taiwan Mobile Co. Ltd.	10,000	34,867
Taiwan Semiconductor Manufacturing Co. Ltd.	50,000	1,063,434
Unimicron Technology Corp.	10,000	81,660
United Microelectronics Corp.	85,000	194,589
Vanguard International Semiconductor Corp.	5,000	27,856
Security	Shares	Value

Taiwan (continued)
Win Semiconductors Corp.	2,000	$26,016
Wistron Corp.	20,000	20,548
Yageo Corp.	5,000	81,674
Yang Ming Marine Transport Corp.(a)	10,000	41,064
Yuanta Financial Holding Co. Ltd.	70,000	59,475
		4,127,111
Thailand — 2.5%
Advanced Info Service PCL, NVDR	8,500	51,883
Airports of Thailand PCL, NVDR	31,000	54,903
Asset World Corp. PCL, NVDR(a)	67,000	8,474
Bangkok Dusit Medical Services PCL, NVDR	76,000	50,211
BTS Group Holdings PCL, NVDR	64,000	17,448
Bumrungrad Hospital PCL, NVDR	4,500	19,163
Central Pattana PCL, NVDR	14,500	22,357
Charoen Pokphand Foods PCL, NVDR	31,500	22,205
CP ALL PCL, NVDR	42,000	72,758
Energy Absolute PCL, NVDR	11,000	26,719
Home Product Center PCL, NVDR	37,500	15,124
Indorama Ventures PCL, NVDR	14,000	16,255
Intouch Holdings PCL, NVDR	8,000	17,261
Krungthai Card PCL, NVDR	6,500	10,309
Minor International PCL, NVDR(a)	22,500	18,157
Siam Cement PCL (The), NVDR	5,500	60,631
Siam Commercial Bank PCL (The), NVDR	6,000	21,661
Sri Trang Gloves Thailand PCL, NVDR	10,500	9,348
Thai Union Group PCL, NVDR	21,000	12,277
True Corp. PCL, NVDR	93,000	12,441
		539,585
Turkey — 0.2%
Akbank TAS	21,505	10,243
Turkcell Iletisim Hizmetleri AS	8,410	11,764
Turkiye Garanti Bankasi AS	16,200	13,516
Turkiye Is Bankasi AS, Class C	11,545	5,536
		41,059
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	21,060	48,674
Abu Dhabi Islamic Bank PJSC	6,855	12,094
Emirates NBD Bank PJSC	18,165	65,304
Emirates Telecommunications Group Co. PJSC	20,742	180,379
First Abu Dhabi Bank PJSC	30,600	159,378
		465,829
Total Common Stocks — 97.8%
(Cost: $19,400,963)		20,917,568

Preferred Stocks

Brazil — 1.2%
Banco Bradesco SA, Preference Shares, NVS	35,490	125,689
Itau Unibanco Holding SA, Preference Shares, NVS	35,105	139,750
		265,439
Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	925	58,238

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	3,070	24,898

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.0%
LG Household & Health Care Ltd., Preference Shares, NVS	10	$5,008

Total Preferred Stocks — 1.6%
(Cost: $356,624)		353,583

Rights

Thailand — 0.0%
Charoen Pokphand Foods PCL (Expires 12/31/21)(a)	207	—
CP All PCL (Expires 12/31/21)(a)	2,866	—
		—
Total Rights — 0.0%
(Cost: $0)		—

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 11/20/26)(a)	8,800	—
BTS Group Holdings PCL (Expires 11/07/24)(a)	4,400	67
		67
Total Warrants — 0.0%
(Cost: $0)		67

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	535,346	535,560
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	60,000	$60,000
		595,560

Total Short-Term Investments — 2.8%
(Cost: $595,560)		595,560

Total Investments in Securities — 102.2%
(Cost: $20,353,147)		21,866,778

Other Assets, Less Liabilities — (2.2)%		(470,333)

Net Assets — 100.0%		$21,396,445

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$535,576	(a)	$—	$(15)	$(1)	$535,560	535,346	$173	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	60,000	(a)	—	—	—	60,000	60,000	1		—
					$(15)	$(1)	$595,560		$174		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/17/21	$61	$(2,413)

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,736,737	$17,180,831	$—	$20,917,568
Preferred Stocks	290,337	63,246	—	353,583
Rights	—	—	—	—
Warrants	67	—	—	67
Money Market Funds	595,560	—	—	595,560
	$4,622,701	$17,244,077	$—	$21,866,778
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,413)	$—	$—	$(2,413)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR.	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company